Schedule of nature and purpose of transaction amounts and outstanding balances for related parties (Details) - USD ($)	4 Months Ended	12 Months Ended
	May 14, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Balances receivables (liabilities)		$ 10,965,822	$ 3,278,866
Amounts sales (purchases)		$ (769,526)	(832,979)	$ (927,851)
Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	$ 666,507
Benua Hijau Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		Advances
Balances receivables (liabilities)			110
Amounts sales (purchases)
Benua Hijau Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Benua Hijau Sdn. Bhd. One [Member]
Related Party Transaction [Line Items]
Nature/purpose		CSR expenses
Balances receivables (liabilities)		$ (98,504)
Amounts sales (purchases)		$ (98,658)
Benua Hijau Sdn. Bhd. One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	5,466
Black Hummer Security Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		An entity controlled by Tan Sri Mohd Bakri Bin Mohd Zinin, one of the directors of Tumpuan Megah
Nature/purpose		Security services
Balances receivables (liabilities)
Amounts sales (purchases)			(1,448)	(16,877)
Black Hummer Security Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Dato’ Mohd Suhaimi Bin Hashim [Member]
Related Party Transaction [Line Items]
Relationship		Director of Tumpuan Megah and shareholder of TMDF
Nature/purpose		Advances
Balances receivables (liabilities)		$ (224)
Amounts sales (purchases)
Dato’ Mohd Suhaimi Bin Hashim [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Dato’ Sri Kam Choy Ho [Member]
Related Party Transaction [Line Items]
Relationship		Director of the Company
Nature/purpose		Advances
Balances receivables (liabilities)			(21,716)
Amounts sales (purchases)
Dato’ Sri Kam Choy Ho [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Megah Port Management Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder and disposed on September 30, 2024
Nature/purpose		Advances
Balances receivables (liabilities)			93
Amounts sales (purchases)
Megah Port Management Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Pan Management Services Ltd. [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		Management service
Balances receivables (liabilities)		$ (131,081)	(295,610)
Amounts sales (purchases)			(234,137)	(198,567)
Pan Management Services Ltd. [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	36,548
Raja Ismail Bin Raja Mohamed [Member]
Related Party Transaction [Line Items]
Relationship		Director of Tumpuan Megah
Nature/purpose		Reimbursable legal fees
Balances receivables (liabilities)		$ 1,823,609	1,469,762
Amounts sales (purchases)
Raja Ismail Bin Raja Mohamed [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	145,658
Sinar Maju Logistik Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		(i) Shipping agency services
Balances receivables (liabilities)		$ 95,841	(30,420)
Amounts sales (purchases)		$ (270,505)	(525,067)	(867,297)
Sinar Maju Logistik Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Sinar Maju Logistik Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Nature/purpose		(ii) Sales of fresh water
Balances receivables (liabilities)
Amounts sales (purchases)				5,117
Sinar Maju Logistik Sdn Bhd One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Sinar Maju Marin Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Subsidiary of Sinar Maju Logistik Sdn Bhd, Entity owned by Controlling Shareholder
Nature/purpose		Shipping agency services
Balances receivables (liabilities)		$ (1,710)	(19,865)
Amounts sales (purchases)		$ (69,404)	(71,606)	(47,566)
Sinar Maju Marin Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	1,710
Straits Alliance Transport Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		Advances
Balances receivables (liabilities)		$ 1,057	1,024
Amounts sales (purchases)
Straits Alliance Transport Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Straits Energy Resources Berhad [Member]
Related Party Transaction [Line Items]
Relationship		Controlling Shareholder
Nature/purpose		(i)Working capital advances
Balances receivables (liabilities)		$ 8,636,466	1,623,241
Amounts sales (purchases)
Straits Energy Resources Berhad [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled	477,125
Straits Energy Resources Berhad One [Member]
Related Party Transaction [Line Items]
Nature/purpose		(ii) Management service
Balances receivables (liabilities)
Amounts sales (purchases)				(142,919)
Straits Energy Resources Berhad One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Strait Management Service Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		(i) Management service
Balances receivables (liabilities)		$ (395,226)	(154,982)
Amounts sales (purchases)		$ (499,091)	(269,897)	(144,036)
Strait Management Service Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Strait Management Service Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Nature/purpose		(ii) Advances
Balances receivables (liabilities)			1,385
Amounts sales (purchases)
Strait Management Service Sdn Bhd One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria STS (Labuan) Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Entity owned by Controlling Shareholder
Nature/purpose		(i) Sales of marine gas oil
Balances receivables (liabilities)		$ 27,762	36,240
Amounts sales (purchases)			151,349	235,544
Victoria STS (Labuan) Sdn Bhd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria STS (Labuan) Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Nature/purpose		(ii) Sales of ship management service
Balances receivables (liabilities)		$ 935,522	595,538
Amounts sales (purchases)		$ 177,534	122,240	19,584
Victoria STS (Labuan) Sdn Bhd One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria STS (Labuan) Sdn Bhd Two [Member]
Related Party Transaction [Line Items]
Nature/purpose		(iii) Purchase of tugboat services
Balances receivables (liabilities)
Amounts sales (purchases)		$ (9,402)	(21,201)	(21,808)
Victoria STS (Labuan) Sdn Bhd Two [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria 1 Limited [Member]
Related Party Transaction [Line Items]
Relationship		Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder
Nature/purpose		(i) Sales of ship management service
Balances receivables (liabilities)
Amounts sales (purchases)				53,341
Victoria 1 Limited [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria 1 Limited One [Member]
Related Party Transaction [Line Items]
Nature/purpose		(ii) Sales of marine gas oil
Balances receivables (liabilities)
Amounts sales (purchases)				76,732
Victoria 1 Limited One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria 2 Limited [Member]
Related Party Transaction [Line Items]
Relationship		Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder
Nature/purpose		(i) Sales of marine gas oil
Balances receivables (liabilities)
Amounts sales (purchases)				97,939
Victoria 2 Limited [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria 2 Limited One [Member]
Related Party Transaction [Line Items]
Nature/purpose		(ii) Sales of ship management service
Balances receivables (liabilities)
Amounts sales (purchases)				22,962
Victoria 2 Limited One [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Victoria 3 Limited [Member]
Related Party Transaction [Line Items]
Relationship		Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder
Nature/purpose		(i) Sales of ship management service
Balances receivables (liabilities)		$ 72,310	74,066
Amounts sales (purchases)			16,788
Victoria 3 Limited [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amounts settled
Ho Hung Ming [Member]
Related Party Transaction [Line Items]
Relationship		Son of Dato’ Sri Kam Choy Ho
Nature/purpose		Remuneration
Related party transactions other than sales and purchases		$ (72,487)	(67,895)	(67,730)
Straits Energy Resources Berhad Two [Member]
Related Party Transaction [Line Items]
Relationship		Controlling Shareholder
Nature/purpose		Interest income
Related party transactions other than sales and purchases		$ 375,365	$ 32,089